Obligations Under Finance Leases - Summary of Future Minimum Lease Payments (Including Interest), and Present Value of Minimum Lease Payments Under Finance Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	¥ 80,105	¥ 70,831
Minimum lease payments, Less: amount repayable within one year	(11,651)	(8,123)
Minimum lease payments, long-term portion	68,454	62,708
Present values of minimum lease payments	66,868	61,041
Present values of minimum lease payments, Less: amount repayable within one year	(9,241)	(6,447)
Present values of minimum lease payments, long-term portion	57,627	54,594
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	11,651	8,123
1 to 2 years [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	10,408	7,526
In the third to fifth years, inclusive [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	27,895	21,905
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments	¥ 30,196	¥ 33,277